CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income (Loss)	Common Stock
Balance, shares at Dec. 31, 2021					13,387,344
Balance, amount at Dec. 31, 2021	$ (8,407,272)	$ 1,418,209	$ (9,826,820)	$ 0	$ 1,339
Stock-based compensation	546,460	546,460	0	0	0
Foreign currency translation gain	(10,106)	0	0	(10,106)	0
Net loss	(487,493)	0	(487,493)	0	0
Stock-based compensation- warrants	546,460
Balance, amount at Dec. 31, 2022	(8,358,411)	1,963,727	(10,314,313)	(10,106)	$ 2,281
Balance, shares at Dec. 31, 2022					22,812,048
Stock-based compensation	136,709	136,709	0	0	$ 0
Net loss	(1,712,176)	0	(1,712,176)	0	0
Balance, amount at Mar. 31, 2023	(9,933,878)	2,100,436	(12,026,489)	(10,106)	$ 2,281
Balance, shares at Mar. 31, 2023					22,812,048
Balance, shares at Dec. 31, 2022					22,812,048
Balance, amount at Dec. 31, 2022	(8,358,411)	1,963,727	(10,314,313)	(10,106)	$ 2,281
Stock-based compensation	273,418
Net loss	(4,815,455)
Balance, amount at Jun. 30, 2023	(10,721,782)	4,373,260	(15,129,768)	32,445	$ 2,281
Balance, shares at Jun. 30, 2023					22,812,048
Balance, shares at Dec. 31, 2022					22,812,048
Balance, amount at Dec. 31, 2022	(8,358,411)	1,963,727	(10,314,313)	(10,106)	$ 2,281
Foreign currency translation gain	(2,702)	0	0	(2,702)	0
Net loss	16,371,134	0	16,371,134	0	0
Stock-based compensation- stock option grants	715,727	715,727	0	0	0
Stock-based compensation- warrants	2,136,115	2,136,115	0	0	$ 0
Reverse recapitalization on December 21, 2023, shares					9,424,704
Reverse recapitalization on December 21, 2023, amount	(27,454,428)	(4,816,511)	(22,638,859)	0	$ 942
Balance, amount at Dec. 31, 2023	(17,487,227)	0	(17,476,700)	(12,808)	$ 2,281
Balance, shares at Dec. 31, 2023					22,812,048
Balance, shares at Mar. 31, 2023					22,812,048
Balance, amount at Mar. 31, 2023	(9,933,878)	2,100,436	(12,026,489)	(10,106)	$ 2,281
Stock-based compensation	136,709	136,709	0	0	0
Foreign currency translation gain	42,551	0	0	42,551	0
Net loss	(3,103,279)	0	(3,103,279)	0	0
Stock-based compensation- warrants	2,136,115	2,136,115	0	0	0
Balance, amount at Jun. 30, 2023	(10,721,782)	4,373,260	(15,129,768)	32,445	$ 2,281
Balance, shares at Jun. 30, 2023					22,812,048
Balance, shares at Dec. 31, 2023					22,812,048
Balance, amount at Dec. 31, 2023	(17,487,227)	0	(17,476,700)	(12,808)	$ 2,281
Stock-based compensation	268,989	268,989	0	0	0
Foreign currency translation gain	3,239	0	0	3,239	0
Net loss	(31,964,469)	0	(31,964,469)	0	$ 0
Issuance of common stock for prior period services, shares					15,000
Issuance of common stock for prior period services, amount	0	0	0	0	$ 0
Issuance of common stock for conversion of debt, shares					169,204
Issuance of common stock for conversion of debt, amount	835,610	835,593	0	0	$ 17
Issuance of common stock for exercise of warrants, shares					162,867
Issuance of common stock for exercise of warrants, amount	293,249	293,233	0	0	$ 16
Balance, amount at Mar. 31, 2024	(48,050,609)	1,397,815	(49,441,169)	(9,569)	$ 2,314
Balance, shares at Mar. 31, 2024					23,159,119
Balance, shares at Dec. 31, 2023					22,812,048
Balance, amount at Dec. 31, 2023	(17,487,227)	0	(17,476,700)	(12,808)	$ 2,281
Stock-based compensation	530,625
Net loss	(13,502,474)
Stock-based compensation- warrants	267,522
Balance, amount at Jun. 30, 2024	(27,966,537)	3,014,089	(30,979,174)	(3,824)	$ 2,372
Balance, shares at Jun. 30, 2024					23,736,027
Balance, shares at Mar. 31, 2024					23,159,119
Balance, amount at Mar. 31, 2024	(48,050,609)	1,397,815	(49,441,169)	(9,569)	$ 2,314
Stock-based compensation	261,636	261,636	0	0	0
Foreign currency translation gain	5,745	0	0	5,745	0
Net loss	18,461,995	0	18,461,995	0	$ 0
Stock-based compensation- warrants	133,761
Issuance of common stock for exercise of warrants, shares					100
Issuance of common stock for exercise of warrants, amount	800	800	0	0	$ 0
Issuance of common stock for services, shares					50,000
Issuance of common stock for services, amount	198,500	198,495	0	0	$ 5
Issuance of common stock for stock options exercise, shares					294,448
Issuance of common stock for stock options exercise, amount	146,972	146,943	0	0	$ 29
Issuance of common stock for debt interest payment, shares					232,360
Issuance of common stock for debt interest payment, amount	1,008,423	1,008,400	0	0	$ 23
Balance, amount at Jun. 30, 2024	$ (27,966,537)	$ 3,014,089	$ (30,979,174)	$ (3,824)	$ 2,372
Balance, shares at Jun. 30, 2024					23,736,027